Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,151)	$ (2,476)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	43	46
Interest cost	67	84
Expected return on plan assets	(132)	(141)
Current year amortization of: Actuarial losses	21	15
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	(1)
Regulatory assets (liability)	24	25
Net Periodic Benefit Cost, Total	23	28
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	5
Interest cost	8	10
Expected return on plan assets	(1)	(1)
Current year amortization of: Actuarial losses	3	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Regulatory assets (liability)	2	0
Net Periodic Benefit Cost, Total	$ 17	$ 14